Impairment for Non-financial Assets	6 Months Ended
Jun. 30, 2026
Impairment for Non-financial Assets [Abstract]
IMPAIRMENT FOR NON-FINANCIAL ASSETS

NOTE 7 – IMPAIRMENT FOR NON-FINANCIAL ASSETS

The Company assesses an impairment of non-financial assets in accordance with IAS 36. Goodwill and indefinite-lived intangible assets are tested for impairment at least annually and whenever indicators of impairment exist. Property and equipment, right-of-use assets and finite-lived intangible assets are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Digital assets are assessed in accordance with the Company’s digital asset accounting policy.

For purposes of impairment testing, assets are tested individually or, where the asset does not generate cash inflows that are largely independent of other assets, at the cash-generating unit (“CGU”) level. The recoverable amount is the higher of fair value less costs of disposal and value in use. An impairment loss is recognized when the carrying amount of an asset or CGU exceeds its recoverable amount.

During the six months ended June 30, 2026 and 2025, the Company recognized impairment (gains) losses related to the following asset categories:

	June 30,
	2026	2025
Digital Assets	$75,834	$-
Reversal of impairment related to prepayment for digital assets	(16,301)	-
Property and Equipment - Leasehold Improvements	2	-
Total	$59,535	$-